Related Party Balances Parent Company Only (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Amount due from related parties current
Amount due from related parties current	$ 16,230	¥ 105,137	¥ 54,867
Amount due from related parties non-current
Amount due from related parties non-current	10,806	70,000	98,500
Amount due to related parties current	61,377	397,588	326,804
Amount due to related parties non-current
Amount due to related parties non-current	4,227	27,384	280,728
Amount due to related parties	4,227	27,384	280,728
Seller of iJoy
Amount due from related parties current
Amount due from related parties current	4,010	25,974	24,476
Amount due from related parties non-current
Amount due to related parties current	9,484	61,436	50,506
Amount due to related parties non-current
Amount due to related parties non-current			18,392
Amount due to related parties			18,392
Seller of Aipu Group
Amount due from related parties current
Amount due from related parties current	4,399	28,500
Amount due from related parties non-current
Amount due from related parties non-current	10,806	70,000	98,500
Amount due to related parties current	11,835	76,666
Amount due to related parties non-current
Amount due to related parties non-current	1,703	11,034	67,531
Amount due to related parties	1,703	11,034	67,531
Seller of WiFire BJ and Yilong
Amount due from related parties non-current
Amount due to related parties current	459	2,970	2,970
Seller of Tianying
Amount due to related parties non-current
Amount due to related parties non-current	2,524	16,350	17,585
Amount due to related parties	2,524	16,350	17,585
Seller Of Dermot Entities
Amount due from related parties non-current
Amount due to related parties current	31,770	205,800	205,380
Amount due to related parties non-current
Amount due to related parties non-current			177,220
Amount due to related parties			177,220
Parent Company
Amount due from subsidiaries current
Amount due from subsidiaries current	486,803	3,153,413	2,078,468	¥ 2,078,468
Amount due from related parties current
Amount due from related parties current	4,010	25,974	24,476
Amount due from related parties non-current
Amount due from related parties non-current	10,806	70,000	70,000
Amount due to subsidiaries current	576	3,728
Amount due to related parties current	53,548	346,872	268,290	268,290
Amount due to related parties non-current
Amount due to related parties non-current	4,227	27,384	280,728	280,728
Amount due to related parties	4,227	27,384	¥ 280,728	280,728
Parent Company | 21Vianet Hong Kong Entities
Amount due from subsidiaries current
Amount due from subsidiaries current	462,674	2,997,103		2,056,545
Parent Company | Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")
Amount due from subsidiaries current
Amount due from subsidiaries current				1,726
Parent Company | 21ViaNet@Xian Holding Limited ("21V Xi'an Holding")
Amount due from subsidiaries current
Amount due from subsidiaries current	1,013	6,563		6,123
Parent Company | Venture
Amount due from subsidiaries current
Amount due from subsidiaries current	3,017	19,546		14,074
Parent Company | Asia Cloud Technology
Amount due from subsidiaries current
Amount due from subsidiaries current	642	4,157
Parent Company | WiFire Group Inc. ("WiFire Group")
Amount due from subsidiaries current
Amount due from subsidiaries current	100	649
Parent Company | Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")
Amount due from subsidiaries current
Amount due from subsidiaries current	8,392	54,364
Parent Company | 21Vianet Mobile Limited ("21V Mobile")
Amount due from subsidiaries current
Amount due from subsidiaries current	10,965	71,031
Parent Company | Seller of iJoy
Amount due from related parties current
Amount due from related parties current	4,010	25,974		24,476
Amount due from related parties non-current
Amount due to related parties current	9,484	61,436		50,506
Amount due to related parties non-current
Amount due to related parties non-current				18,392
Amount due to related parties				18,392
Parent Company | Seller of Aipu Group
Amount due from related parties non-current
Amount due from related parties non-current	10,806	70,000		70,000
Amount due to related parties current	11,835	76,666
Amount due to related parties non-current
Amount due to related parties non-current	1,703	11,034		67,531
Amount due to related parties	1,703	11,034		67,531
Parent Company | 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech")
Amount due from related parties non-current
Amount due to subsidiaries current	1	7
Parent Company | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Amount due from related parties non-current
Amount due to subsidiaries current	574	3,719
Parent Company | Twenty One Vianet China And Zhuoaiyi
Amount due from related parties non-current
Amount due to subsidiaries current	1	2
Parent Company | Seller of WiFire BJ and Yilong
Amount due from related parties non-current
Amount due to related parties current	459	2,970		2,970
Parent Company | Seller of Tianying
Amount due from related parties non-current
Amount due to related parties current				9,434
Amount due to related parties non-current
Amount due to related parties non-current	2,524	16,350		17,585
Amount due to related parties	2,524	16,350		17,585
Parent Company | Seller Of Dermot Entities
Amount due from related parties non-current
Amount due to related parties current	$ 31,770	¥ 205,800		205,380
Amount due to related parties non-current
Amount due to related parties non-current				177,220
Amount due to related parties				¥ 177,220